Organization - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended				0 Months Ended			0 Months Ended
	Mar. 31, 2014 Segment	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Feb. 10, 2014 Shares Prior to Stock Split [Member]	Dec. 31, 2013 Revenue [Member]	Dec. 31, 2012 Revenue [Member]	Dec. 31, 2011 Revenue [Member]	Mar. 31, 2014 Revenue [Member] Residential Construction Sales [Member]	Mar. 31, 2013 Revenue [Member] Residential Construction Sales [Member]	Dec. 31, 2013 Revenue [Member] Residential Construction Sales [Member]	Dec. 31, 2012 Revenue [Member] Residential Construction Sales [Member]	Dec. 31, 2011 Revenue [Member] Residential Construction Sales [Member]	Mar. 31, 2014 Revenue [Member] Commercial Construction Sales [Member]	Mar. 31, 2013 Revenue [Member] Commercial Construction Sales [Member]	Dec. 31, 2013 Revenue [Member] Commercial Construction Sales [Member]	Dec. 31, 2012 Revenue [Member] Commercial Construction Sales [Member]	Dec. 31, 2011 Revenue [Member] Commercial Construction Sales [Member]	Feb. 19, 2014 IPO [Member]	Feb. 10, 2014 IPO [Member]	Mar. 31, 2014 IPO [Member]	Mar. 31, 2014 IPO [Member] Stock split [Member]	Feb. 19, 2014 IPO [Member] Revolving Credit Facility [Member]	Nov. 30, 2011 IBP Funding Company LLC and Primstone Funding Company LLC [Member] Senior Secured Credit Facilities [Member]	Dec. 31, 2011 IBP Funding Company LLC and Primstone Funding Company LLC [Member] Senior Secured Credit Facilities [Member]	Dec. 31, 2010 IBP Funding Company LLC and Primstone Funding Company LLC [Member] IBP Holdings LLC [Member] Senior Secured Credit Facilities [Member]	Dec. 31, 2010 Edwards IBP Holdings [Member] IBP Holdings LLC [Member] Subordinated Debt [Member]	Jul. 31, 2011 Cetus Capital II, LLC [Member] IBP Holdings LLC [Member] Senior Secured Credit Facilities [Member]	Jul. 31, 2011 Shareholders [Member] IBP Holdings II LLC [Member] Revolving Credit Facility [Member]	Nov. 30, 2011 Related Party [Member] Notes Payable [Member]	Dec. 31, 2011 IBP Funding Company [Member]	Nov. 04, 2011 IBP Funding Company [Member]	Nov. 04, 2011 IBP Funding Company [Member] Series A Preferred Stock [Member]	Nov. 04, 2011 IBP Funding Company [Member] Redeemable Common Stock [Member]	Nov. 04, 2011 IBP Funding Company [Member] Put Option [Member]	Feb. 10, 2014 Subsequent Event [Member] Shares Prior to Stock Split [Member]	Feb. 19, 2014 Subsequent Event [Member] IPO [Member]	Feb. 10, 2014 Subsequent Event [Member] IPO [Member]	Feb. 10, 2014 Subsequent Event [Member] IPO [Member] Stock split [Member]	Feb. 19, 2014 Subsequent Event [Member] IPO [Member] Revolving Credit Facility [Member]	Mar. 31, 2014 UNITED STATES Location	Dec. 31, 2013 UNITED STATES Location
Basis Of Presentation And Organization [Line Items]
Number of locations the company operates																																																		100	100
Number of operating segment	1										1
Net revenues percentage															100.00%	100.00%	100.00%	88.10%	87.90%	89.00%	86.20%	83.60%	11.90%	12.10%	11.00%	13.80%	16.40%
Outstanding debt repurchased																																			$ 27,778	$ 8,212	$ 77,642	$ 12,010
Debt forgiven by debt holder																																	27,778						3,781
Interest forgiven on debt																																	4,308						946
Interest expense, related parties													3,321																					3,321
Adjustment to additional paid in capital, gains on extinguishment of Debt													36,813																				32,086						4,727
Conversion of stock, shares issued																																										1,000	5,850,000
Conversion of stock, amount issued																																										14,900	43,275
Long term debt including interest																																									77,642
Accrued Interest Payable																																									2,380
Fair value of stock including embedded derivative																																									59,100
Fair value of embedded derivative																																												925
Gains on Extinguishment of Debt													18,542																											18,542
Earning Per share	$ (0.76)	$ 0.03	$ 0.07	$ (0.01)	$ (0.09)	$ 0.17	[1]	$ (0.02)	$ (0.36)	$ (0.18)	$ (0.01)	$ (0.37)	$ 3.78																											$ 0.95
Additional paid in capital	139,957					3,959						3,959	25,978
Gain on Extinguishment of Pre-Recapitalization Preferred Units													85,040
Issuance of common stock, shares																												8,567,500																		8,567,500
Proceeds from issuance of IPO																												87,645																		94,242
Payment to redeem redeemable preferred stock	75,735																											75,735																		75,735
Proceeds from IPO used to pay underwriting fees																												6,597																		6,597
Payment of revolving credit facility																																$ 11,910																	$ 11,910
Common stock, price per share																												$ 11.00																		$ 11.00
Stock split description																														19.5-for-one																	19.5-for-one
Stock split ratio																													19.5																		19.5
Common stock shares issued	30,601,401	16,183,901				16,183,901					16,183,901	16,183,901		1,129,944																30,601,401															1,129,944
Common stock and Redeemable common stock, shares issued and outstanding																															22,033,901																	22,033,901
Common stock outstanding	30,601,401	16,183,901				16,183,901					16,183,901	16,183,901																		30,601,401

[1]	We recorded a net gain on litigation settlement of $6,975 in this quarter related to a class action lawsuit in which we were one of the plaintiffs. We also recorded a gain of $4,500 in discontinued operations as a result of terminating a regrinding materials contract due to discontinuing a regrinding operation.